Financial Instruments and Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended			7 Months Ended	9 Months Ended			10 Months Ended		12 Months Ended
	Aug. 11, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 11, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 12, 2021	Aug. 10, 2021	Jan. 11, 2021	Sep. 28, 2020	Mar. 08, 2020	Feb. 19, 2020	Feb. 18, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt		$ 28,590	$ 74,804			$ 28,590	$ 28,590		$ 74,804	$ 74,804	$ 74,804
Gain (loss) on debt instrument		$ (14,255)		$ (3,325)		$ (59,916)		$ (5,547)			(20,163)	$ (2,969)
Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes														$ 208,600
Debt instrument, stated percentage		5.00%				5.00%	5.00%
2020 Term Facility Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 27,200		25,100		$ 27,200				25,100	25,100	25,100
Debt instrument, face amount		$ 35,000	35,000			$ 35,000	$ 35,000		35,000	35,000	35,000
Long-term debt		28,590	25,049			28,590	28,590		25,049	25,049	25,049
Gain (loss) on debt instrument		200	1,729		15,134	15,100					1,700
Debt conversion, percent converted	30.00%
Debt conversion, percent not converted	70.00%
Outstanding principal and interest	$ 10,200				10,200								$ 37,300
Private Placement Warrants, fair value	27,180		25,049		27,180				25,049	25,049	25,049					$ 23,320
Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrants, fair value		13,800				13,800	13,800
3.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes		$ 0	$ 32,106			$ 0	$ 0		$ 32,106	$ 32,106	$ 32,106
Debt instrument, stated percentage		3.00%	3.00%			3.00%	3.00%		3.00%	3.00%	3.00%
Long-term debt			$ 32,106						$ 32,106	$ 32,106	$ 32,106
Gain (loss) on debt instrument									10,825
Private Placement Warrants, fair value			$ 32,106						$ 32,106	$ 32,106	$ 32,106						$ 21,281
3.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		3.00%	3.00%			3.00%	3.00%		3.00%	3.00%	3.00%
Debt instrument, face amount		$ 21,300	$ 21,300			$ 21,300	$ 21,300		$ 21,300	$ 21,300	$ 21,300
Long-term debt		0	32,106			0	0		32,106	32,106	32,106
Gain (loss) on debt instrument		1,900				5,986					10,800
Outstanding principal and interest		21,900				21,900	21,900
Private Placement Warrants, fair value		0	32,106			0	0		32,106	32,106	32,106
8.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes		$ 0	14,789			$ 0	$ 0		14,789	14,789	14,789
Debt instrument, stated percentage		8.00%				8.00%	8.00%
Long-term debt			14,789						14,789	14,789	14,789
Gain (loss) on debt instrument										4,374
Private Placement Warrants, fair value			$ 14,789						$ 14,789	$ 14,789	$ 14,789								$ 10,415
8.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		8.00%	8.00%			8.00%	8.00%		8.00%	8.00%	8.00%							8.00%
Debt instrument, face amount		$ 8,000	$ 8,000			$ 8,000	$ 8,000		$ 8,000	$ 8,000	$ 8,000							$ 8,000
Long-term debt		0	14,789			$ 0	0		14,789	14,789	14,789
Debt instrument, redemption price, percentage						125.00%
Gain (loss) on debt instrument		13,900				$ 16,108					6,800
Outstanding principal and interest	8,900				8,900
Private Placement Warrants, fair value		$ 0	14,789			$ 0	$ 0		14,789	14,789	14,789
5.00% – $50.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		5.00%				5.00%	5.00%
Debt instrument, face amount		$ 50,000				$ 50,000	$ 50,000
Long-term debt		0				0	0
Gain (loss) on debt instrument		1,400				2,300	2,310
Outstanding principal and interest	10,600				10,600
Private Placement Warrants, fair value		$ 0				$ 0	$ 0								$ 10,274
5.00% – $25.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		5.00%				5.00%	5.00%
Debt instrument, face amount		$ 25,000				$ 25,000	$ 25,000
Long-term debt		0				0	0
Gain (loss) on debt instrument		(500)				4,977
Outstanding principal and interest	25,700				25,700
Private Placement Warrants, fair value		$ 0	$ 37,592			$ 0	$ 0		$ 37,592	$ 37,592	$ 37,592
5.00% – $30.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		5.00%				5.00%	5.00%
Debt instrument, face amount		$ 30,000				$ 30,000	$ 30,000
Long-term debt		0				0	0
Gain (loss) on debt instrument		(2,600)				5,900	5,855
Outstanding principal and interest	$ 30,800				$ 30,800
Private Placement Warrants, fair value		$ 0				$ 0	$ 0								$ 38,403